Schedule of Investments (unaudited) April 30, 2020	iShares® Edge MSCI Intl Quality Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.4%
Aristocrat Leisure Ltd.	134,329	$2,241,723
ASX Ltd.	65,951	3,521,176
BlueScope Steel Ltd.	136,036	912,894
Coca-Cola Amatil Ltd.	72,729	413,304
Cochlear Ltd.	15,671	1,892,934
Coles Group Ltd.	429,498	4,361,294
Computershare Ltd.	131,605	1,049,451
CSL Ltd.	104,384	21,147,195
Dexus	326,367	1,957,240
Flight Centre Travel Group Ltd.	11,619	83,601
Fortescue Metals Group Ltd.	451,950	3,538,865
Goodman Group	606,818	5,224,282
GPT Group (The)	574,197	1,590,170
Insurance Australia Group Ltd.	712,115	2,694,762
James Hardie Industries PLC	118,875	1,744,892
Lendlease Group	140,879	1,140,006
Magellan Financial Group Ltd.	65,714	2,195,031
Medibank Pvt Ltd.	1,135,671	2,007,514
Mirvac Group	1,121,354	1,644,497
Qantas Airways Ltd.	171,003	432,149
REA Group Ltd.(a)	22,260	1,297,490
Rio Tinto Ltd.	173,518	9,941,332
Telstra Corp. Ltd.	1,192,338	2,380,902
Washington H Soul Pattinson & Co. Ltd.	24,373	295,843
Wesfarmers Ltd.	271,846	6,707,975
Woodside Petroleum Ltd.	181,410	2,666,367

		83,082,889

Austria — 0.1%
OMV AG	27,522	901,331
Verbund AG	14,124	639,840

		1,541,171

Belgium — 0.1%
Colruyt SA	11,624	695,409
Proximus SADP	47,998	1,023,581

		1,718,990

Canada — 6.7%
Alimentation Couche-Tard Inc., Class B	140,988	3,942,528
Canadian Apartment Properties REIT	29,281	1,009,799
Canadian Imperial Bank of Commerce	107,315	6,372,685
Canadian National Railway Co.	190,367	15,776,770
Canadian Pacific Railway Ltd.	39,119	8,910,102
CCL Industries Inc., Class B, NVS	39,028	1,222,584
CGI Inc.(b)	69,047	4,412,903
CI Financial Corp.	102,566	1,092,157
Constellation Software Inc.	8,491	8,182,770
Gildan Activewear Inc.	39,173	547,708
Great-West Lifeco Inc.	84,241	1,390,117
iA Financial Corp. Inc.	32,662	1,062,670
Intact Financial Corp.	39,945	3,809,723
Inter Pipeline Ltd.	84,543	708,507
Keyera Corp.	50,771	754,830
Kirkland Lake Gold Ltd.	81,767	3,387,360
Magna International Inc.	73,546	2,872,051
Manulife Financial Corp.	541,853	6,838,751
Parkland Fuel Corp.	30,053	712,513
Pembina Pipeline Corp.	108,776	2,499,824
Sun Life Financial Inc.	166,925	5,733,822

Security	Shares	Value

Canada (continued)
TC Energy Corp.	141,591	$6,530,343

		87,770,517

Denmark — 4.9%
Chr Hansen Holding A/S	43,128	3,715,873
Coloplast A/S, Class B	31,877	5,040,859
Demant A/S(b)	16,735	399,906
DSV Panalpina A/S	61,121	6,305,362
Novo Nordisk A/S, Class B	501,511	31,980,241
Novozymes A/S, Class B	98,251	4,812,541
Orsted A/S(c)	56,632	5,724,192
Pandora A/S	29,321	1,041,421
Tryg A/S	38,766	1,026,262
Vestas Wind Systems A/S	42,766	3,680,916

		63,727,573

Finland — 1.9%
Elisa OYJ	57,992	3,521,473
Fortum OYJ	102,648	1,703,320
Kone OYJ, Class B	133,969	8,117,448
Nokian Renkaat OYJ	31,365	671,107
Orion OYJ, Class B	22,781	1,157,275
Sampo OYJ, Class A	143,000	4,736,427
UPM-Kymmene OYJ	157,296	4,351,951
Wartsila OYJ Abp	101,764	747,242

		25,006,243

France — 7.7%
Airbus SE(b)	136,420	8,648,476
Amundi SA(c)	15,941	1,058,087
Arkema SA	16,519	1,369,660
AXA SA	511,935	9,081,459
Faurecia SE	14,633	529,870
Hermes International	10,066	7,362,687
Ipsen SA	7,394	548,683
Kering SA	18,069	9,107,806
Legrand SA	53,940	3,634,631
L’Oreal SA	40,373	11,731,709
LVMH Moet Hennessy Louis Vuitton SE	65,323	25,217,188
Sartorius Stedim Biotech	5,019	1,203,911
SCOR SE	30,512	858,889
Thales SA	27,448	2,078,610
TOTAL SA	521,364	18,758,990

		101,190,656

Germany — 4.5%
adidas AG	56,594	12,967,764
Allianz SE, Registered	131,315	24,289,892
Aroundtown SA	330,064	1,775,059
Beiersdorf AG	14,927	1,562,689
Continental AG	20,014	1,692,327
Covestro AG(c)	50,685	1,703,209
Evonik Industries AG	45,965	1,130,759
Hannover Rueck SE	19,630	3,128,357
Henkel AG & Co. KGaA	14,542	1,132,470
HOCHTIEF AG	6,282	493,688
Knorr-Bremse AG	15,609	1,450,812
MTU Aero Engines AG	12,878	1,753,285
Siemens Healthineers AG(c)	25,683	1,130,850
TUI AG(a)	91,337	364,633
Uniper SE	40,361	1,083,081
Wirecard AG(a)	28,914	2,862,923

		58,521,798

1

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge MSCI Intl Quality Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong — 6.6%
AIA Group Ltd.	3,500,000	$31,710,586
CK Infrastructure Holdings Ltd.	143,000	831,924
CLP Holdings Ltd.	392,000	4,087,162
Dairy Farm International Holdings Ltd.	98,400	471,336
Galaxy Entertainment Group Ltd.	445,000	2,827,005
Hang Seng Bank Ltd.	263,300	4,525,733
Henderson Land Development Co. Ltd.	392,631	1,567,290
Hong Kong & China Gas Co. Ltd.	2,856,987	4,986,283
Hong Kong Exchanges & Clearing Ltd.	467,800	14,844,521
Kerry Properties Ltd.	195,500	524,363
Link REIT	596,300	5,226,121
Power Assets Holdings Ltd.	357,000	2,330,893
Sands China Ltd.	677,200	2,720,277
Sino Land Co. Ltd.	720,000	982,805
Sun Hung Kai Properties Ltd.	419,000	5,613,854
Techtronic Industries Co. Ltd.	330,500	2,457,518
Vitasoy International Holdings Ltd.	162,000	569,147

		86,276,818

Ireland — 0.4%
Kerry Group PLC, Class A	25,914	2,971,763
Kingspan Group PLC	32,136	1,636,733

		4,608,496

Israel — 0.6%
Bank Leumi Le-Israel BM	393,792	2,143,171
Check Point Software Technologies Ltd.(b)	42,858	4,531,805
ICL Ltd.	169,680	594,948

		7,269,924

Italy — 1.3%
Assicurazioni Generali SpA	271,234	3,866,530
Ferrari NV	34,054	5,348,725
FinecoBank Banca Fineco SpA	208,867	2,319,748
Moncler SpA	70,487	2,648,111
Recordati SpA	23,676	1,028,735
Snam SpA	374,140	1,675,244

		16,887,093

Japan — 14.1%
ABC-Mart Inc.	5,500	283,396
Advantest Corp.	67,700	3,336,410
Asahi Kasei Corp.	306,000	2,189,087
Astellas Pharma Inc.	307,300	5,133,880
Bandai Namco Holdings Inc.	42,700	2,168,642
Calbee Inc.	13,100	399,977
Daicel Corp.	51,400	421,063
Daifuku Co. Ltd.	21,900	1,542,124
Dai-ichi Life Holdings Inc.	297,600	3,787,662
Daito Trust Construction Co. Ltd.	47,000	4,533,642
Daiwa House Industry Co. Ltd.	207,900	5,361,053
Disco Corp.	5,400	1,229,625
GMO Payment Gateway Inc.	9,300	839,248
Hakuhodo DY Holdings Inc.	65,800	739,623
Hoshizaki Corp.	10,400	801,384
Hoya Corp.	72,300	6,670,518
Inpex Corp.	155,200	1,003,027
Japan Airlines Co. Ltd.	21,200	384,607
Japan Exchange Group Inc.	182,400	3,431,887
Japan Tobacco Inc.	172,900	3,257,185
Kakaku.com Inc.	82,800	1,703,465
Kao Corp.	94,800	7,372,299
KDDI Corp.	566,300	16,464,457

Security	Shares	Value

Japan (continued)
Koito Manufacturing Co. Ltd.	21,000	$803,198
Kose Corp.	5,300	667,115
M3 Inc.	61,300	2,229,925
MISUMI Group Inc.	50,800	1,228,492
MonotaRO Co. Ltd.	42,500	1,379,109
MS&AD Insurance Group Holdings Inc.	136,300	3,979,320
Nabtesco Corp.	20,600	599,112
Nexon Co. Ltd.	151,800	2,475,702
Nissan Chemical Corp.	38,900	1,506,018
Nitori Holdings Co. Ltd.	15,400	2,379,090
Nitto Denko Corp.	37,500	1,897,180
NTT DOCOMO Inc.	443,700	13,061,838
Obic Co. Ltd.	17,300	2,624,080
Oracle Corp. Japan	16,500	1,715,809
Otsuka Corp.	27,700	1,255,029
Pigeon Corp.	23,600	846,365
Recruit Holdings Co. Ltd.	328,000	9,760,097
Ryohin Keikaku Co. Ltd.	52,000	628,269
Seven Bank Ltd.	171,300	467,757
Shin-Etsu Chemical Co. Ltd.	105,800	11,887,474
Shionogi & Co. Ltd.	51,300	2,844,323
Softbank Corp.	552,300	7,561,296
Sompo Holdings Inc.	85,400	2,795,156
Sony Financial Holdings Inc.	46,400	896,455
Sundrug Co. Ltd.	12,100	418,100
Sysmex Corp.	24,400	1,697,629
T&D Holdings Inc.	163,800	1,438,334
Taisei Corp.	40,700	1,288,348
Toho Co. Ltd.	31,600	1,046,093
Tokio Marine Holdings Inc.	216,700	10,306,599
Tokyo Electron Ltd.	63,000	13,514,939
Tosoh Corp.	63,300	786,699
Trend Micro Inc.	35,300	1,805,686
Tsuruha Holdings Inc.	5,000	672,371
Unicharm Corp.	58,000	2,142,423
USS Co. Ltd.	46,000	735,587
ZOZO Inc.	31,000	504,419

		184,899,697

Netherlands — 5.0%
Adyen NV(b)(c)	3,209	3,167,553
ASML Holding NV	113,855	33,751,507
Koninklijke Vopak NV	12,792	737,263
Prosus NV(b)	113,821	8,624,541
Randstad NV	27,682	1,110,625
Unilever NV	272,114	13,584,956
Wolters Kluwer NV	66,415	4,882,600

		65,859,045

New Zealand — 0.4%
Fisher & Paykel Healthcare Corp. Ltd.	118,040	1,994,670
Mercury NZ Ltd.	192,835	543,096
Meridian Energy Ltd.	274,231	759,649
Spark New Zealand Ltd.	702,014	1,922,997

		5,220,412

Norway — 0.3%
Equinor ASA	189,985	2,666,785
Gjensidige Forsikring ASA	86,450	1,531,129

		4,197,914

Portugal — 0.2%
Galp Energia SGPS SA	134,517	1,549,243

2

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge MSCI Intl Quality Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Portugal (continued)
Jeronimo Martins SGPS SA	48,332	$816,039

		2,365,282

Singapore — 1.2%
ComfortDelGro Corp. Ltd.	482,700	565,785
Mapletree Commercial Trust	638,700	889,289
Oversea-Chinese Banking Corp. Ltd.(a)	795,200	5,106,633
SATS Ltd.	161,000	375,137
Singapore Exchange Ltd.	317,000	2,173,084
Singapore Technologies Engineering Ltd.	492,800	1,200,756
Singapore Telecommunications Ltd.	2,102,500	4,226,806
Venture Corp. Ltd.	63,800	718,356

		15,255,846

Spain — 2.8%
Aena SME SA(c)	15,204	1,923,414
Amadeus IT Group SA	147,578	7,099,324
Enagas SA	24,694	575,838
Endesa SA	100,927	2,238,543
Iberdrola SA	1,252,087	12,534,694
Industria de Diseno Textil SA	367,060	9,347,448
Mapfre SA	291,736	533,948
Naturgy Energy Group SA	63,945	1,128,327
Red Electrica Corp. SA	97,311	1,711,218

		37,092,754

Sweden — 2.6%
Alfa Laval AB(b)	68,960	1,295,577
Assa Abloy AB, Class B	212,517	3,830,537
Atlas Copco AB, Class A	245,244	8,519,462
Atlas Copco AB, Class B	141,236	4,414,709
Boliden AB	84,874	1,740,546
Epiroc AB, Class A	223,876	2,249,029
Epiroc AB, Class B	134,499	1,333,257
Hennes & Mauritz AB, Class B	218,011	3,040,083
L E Lundbergforetagen AB, Class B	17,845	753,103
Sandvik AB(b)	223,386	3,460,388
Skanska AB, Class B(b)	86,365	1,654,846
SKF AB, Class B	90,847	1,446,807

		33,738,344

Switzerland — 13.4%
Adecco Group AG, Registered	39,067	1,712,609
Baloise Holding AG, Registered	14,273	2,136,920
Coca-Cola HBC AG	39,356	1,000,281
EMS-Chemie Holding AG, Registered	3,921	2,541,144
Geberit AG, Registered	13,625	6,114,063
Givaudan SA, Registered	2,753	9,221,830
Kuehne + Nagel International AG, Registered	21,696	3,103,282
Nestle SA, Registered	486,016	51,313,299
Partners Group Holding AG	9,574	7,536,989
Roche Holding AG, NVS	172,112	59,819,686
Schindler Holding AG, Participation Certificates, NVS	13,016	2,892,744
Schindler Holding AG, Registered	6,317	1,354,835
SGS SA, Registered	1,500	3,395,845
Sonova Holding AG, Registered	9,452	1,706,972
Swiss Life Holding AG, Registered	8,257	2,925,005
Swisscom AG, Registered	8,007	4,162,993
Zurich Insurance Group AG	43,035	13,702,176

		174,640,673

United Kingdom — 17.9%
3i Group PLC	327,696	3,240,582
Admiral Group PLC	87,397	2,568,551

Security	Shares	Value

United Kingdom (continued)
Ashtead Group PLC	115,952	$3,181,071
Associated British Foods PLC	46,785	1,116,808
AstraZeneca PLC	257,038	26,981,175
BAE Systems PLC	900,675	5,775,764
Barratt Developments PLC	219,029	1,433,853
Berkeley Group Holdings PLC	29,722	1,568,201
BT Group PLC	2,655,517	3,887,139
Bunzl PLC	86,343	1,881,399
Burberry Group PLC	115,899	2,032,031
Centrica PLC	1,540,595	775,349
Compass Group PLC	424,239	7,149,124
Croda International PLC	53,901	3,319,177
Diageo PLC	549,639	19,065,405
Direct Line Insurance Group PLC	465,622	1,600,427
Experian PLC	223,893	6,710,004
Ferguson PLC	68,323	4,943,242
Halma PLC	116,917	3,082,192
Hargreaves Lansdown PLC	151,352	2,750,029
Imperial Brands PLC	180,295	3,818,301
Intertek Group PLC	51,833	3,105,530
ITV PLC	1,699,914	1,640,303
JD Sports Fashion PLC	135,139	902,403
Johnson Matthey PLC	57,153	1,436,393
Legal & General Group PLC	2,003,384	5,170,180
London Stock Exchange Group PLC	108,249	10,180,418
M&G PLC	1,403,218	2,340,759
Mondi PLC	184,509	3,281,500
National Grid PLC	612,921	7,219,285
Next PLC	28,230	1,682,831
Pearson PLC	241,955	1,403,264
Persimmon PLC	115,304	3,206,925
Prudential PLC	752,849	10,716,310
RELX PLC	398,333	9,026,291
Rentokil Initial PLC	443,041	2,650,531
Rio Tinto PLC	402,408	18,701,695
Royal Dutch Shell PLC, Class A	628,166	10,498,472
Royal Dutch Shell PLC, Class B	546,745	8,871,492
Sage Group PLC (The)	355,527	2,870,043
Schroders PLC	34,024	1,138,996
Smith & Nephew PLC	140,174	2,754,677
Smiths Group PLC	78,833	1,233,504
Spirax-Sarco Engineering PLC	19,259	2,120,236
St. James’s Place PLC	203,598	2,186,467
Taylor Wimpey PLC	891,216	1,653,042
Unilever PLC	209,249	10,826,669

		233,698,040

Total Common Stocks — 99.1% (Cost: $1,338,852,235)		1,294,570,175

Preferred Stocks

Germany — 0.2%
Fuchs Petrolub SE, Preference Shares, NVS(a)	25,203	978,868
Henkel AG & Co. KGaA, Preference Shares, NVS	24,699	2,192,360

		3,171,228

Total Preferred Stocks — 0.2% (Cost: $3,530,802)		3,171,228

3

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge MSCI Intl Quality Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(d)(e)(f)	4,212,333	$4,216,966
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(d)(e)	843,000	843,000

		5,059,966

Total Short-Term Investments — 0.4% (Cost: $5,055,437)		5,059,966

Total Investments in Securities — 99.7% (Cost: $1,347,438,474)		1,302,801,369

Other Assets, Less Liabilities — 0.3%		4,031,889

Net Assets — 100.0%		$1,306,833,258

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 04/30/20	Value at 04/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	4,212,333	4,212,333	$4,216,966	$81,245	(b)	$(14,889)	$4,529
BlackRock Cash Funds: Treasury, SL Agency Shares	252,000	591,000	843,000	843,000	4,706		—	—

				$5,059,966	$85,951		$(14,889)	$4,529

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
ASX SPI 200 Index	19	06/18/20	$1,723	$121,199
Euro STOXX 50 Index	104	06/19/20	3,288	231,968
FTSE 100 Index	30	06/19/20	2,227	120,545
TOPIX Index	12	06/11/20	1,632	(14,316)

				$459,396

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

4

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge MSCI Intl Quality Factor ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,208,764,693	$85,805,482	$—	$1,294,570,175
Preferred Stocks	3,171,228	—	—	3,171,228
Money Market Funds	5,059,966	—	—	5,059,966

	$1,216,995,887	$85,805,482	$—	$1,302,801,369

Derivative financial instruments(a)
Assets
Futures Contracts	$473,712	$—	$—	$473,712
Liabilities
Futures Contracts	(14,316)	—	—	(14,316)

	$459,396	$—	$—	$459,396

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

5